SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) number in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 04, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Series A Convertible preferred unit in-kind distributions and fair value adjustments				$ 45,624
Class B Convertible unit issuance, net				0	$ 38,832	$ 0
Change in value recognized in other comprehensive income		$ 0	$ 11	11	148	745
Capital lease obligation		207	307	708	1,396
Accrued distribution equivalent rights on the LTIP units		342	76	167	279
Accounts payable related to capital expenditures		22,793	1,628	29,645	4,946	40,707
Cash received for tax refunds			23	205	95	315
Cash paid for interest		6,841	2,776	16,206	13,043	$ 10,552
Noncash Investing and Financing Transactions, Other				$ 1,151	$ 0
Noncash or Part Noncash Acquisition, Interest Acquired				32300.00%
Business Combination, Consideration Transferred	$ 98,625			$ 98,625
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		88,800
Deferred Revenue, Revenue Recognized		700	200
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		800	1,200
2015				1,156
2016				1,122
2017				1,055
2018				1,080
Operating Leases, Future Minimum Payments, Due Thereafter				11,358
Natural Gas Pipeline Contracts [Member]
Restructuring Cost and Reserve [Line Items]
2015		4,200
2016		5,600
2017		5,600
2018		2,200
Operating Leases, Future Minimum Payments, Due in Six Years		2,200
Operating Leases, Future Minimum Payments, Due Thereafter		15,300
TexStar Rich Gas System [Member]
Restructuring Cost and Reserve [Line Items]
Consideration paid in excess of purchase price for the TexStar Rich Gas System	98,625			98,625
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 305,789
Series A Convertible Preferred Units [Member]
Restructuring Cost and Reserve [Line Items]
Series A Convertible preferred unit in-kind distributions and fair value adjustments				5,129
Class B Convertible Units [Member]
Restructuring Cost and Reserve [Line Items]
Class B Convertible unit issuance, net				324,413
Proceeds from Issuance of Preferred Stock and Preference Stock, In Kind Units		$ 3,712	$ 0	$ 9,610